Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
6	Accounts Receivable, Net

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Accounts receivable, gross	6,883,206	1,405,104	7,776,910
Allowance for doubtful accounts	(6,507,638)	(414,080)	(414,080)
Accounts receivable, net	375,568	991,024	7,362,830

The movement of the allowance for doubtful accounts receivable for the years ended December 31, 2009, 2010 and 2011 are as below:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Beginning of the period	(4,319,808)	(6,507,638)	(414,080)
Additions	(4,035,920)	—	—
Recoveries	1,848,090	2,493,558	—
Write-offs	—	3,600,000	—
End of the period	(6,507,638)	(414,080)	(414,080)